Derivatives (Net Derivative Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ 463	$ 1,207	$ (1,205)
Embedded derivatives gains (losses)	418	(170)	135
Total net derivative gains (losses)	$ 881	$ 1,037	$ (1,070)